Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015 [1]
Current Assets:
Cash and cash equivalents	$ 168,470	$ 103,911
Short term investments - available for sale	82,481	85,990
Accounts receivable, net	366,903	409,165
Unbilled revenue	190,025	173,649
Other receivables	39,097	30,935
Prepayments and other current assets	37,180	36,128
Income taxes receivable	24,832	22,961
Total current assets	908,988	862,739
Other Assets:
Property, plant and equipment, net	150,987	150,218
Goodwill	590,428	588,434
Non-current other assets	13,306	11,591
Non-current income taxes receivable	10,206	11,362
Non-current deferred tax asset	18,744	26,738
Intangible assets	57,581	66,127
Total Assets	1,750,240	1,717,209
Current Liabilities:
Accounts payable	6,123	7,021
Payments on account	257,514	318,697
Other liabilities	178,941	231,879
Income taxes payable	14,337	14,203
Total current liabilities	456,915	571,800
Other Liabilities:
Non-current bank credit lines and loan facilities	348,322	348,306
Non-current other liabilities	14,309	12,224
Non-current government grants	959	959
Non-current income taxes payable	15,655	16,180
Non-current deferred tax liability	4,111	4,644
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 55,459,627 shares issued and outstanding at June 30, 2016 and 54,958,912 shares issued and outstanding at December 31, 2015	4,685	4,679
Additional paid-in capital	408,588	383,395
Capital redemption reserve	715	715
Accumulated other comprehensive income	(64,000)	(61,636)
Retained earnings	559,981	435,943
Total Shareholders' Equity	909,969	763,096
Total Liabilities and Shareholders' Equity	$ 1,750,240	$ 1,717,209

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.